CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock	Additional Paid-in Capital	Treasury Stock	Former Parent Company Investment	Retained Earnings	Total
Balance at Jan. 31, 2017				$ 955.1	$ (777.1)	$ 178.0
Net (loss) earnings					(24.1)	(24.1)
Net transfers from Former Parent				70.7		70.7
Balance at Jan. 31, 2018				1,025.8	(801.2)	224.6
Restricted stock, net of forfeitures		$ 16.9				16.9
Restricted stock, net of forfeitures (in shares)	2.4
Issuance of shares as a component of acquisition price		3.0				3.0
Issuance of shares as a component of acquisition price (in shares)	0.1
Net (loss) earnings						14.4
Net transfers from Former Parent		0.3		31.5		31.8
Net earnings (loss) before spin-off					18.9	18.9
Net loss after spin-off					(4.5)	(4.5)
Capital contribution from Former Parent				50.0		50.0
Consummation of spin-off transaction on September 14, 2018	$ 0.2	324.8		$ (1,107.3)	782.3
Consummation of spin-off transaction on September 14, 2018 (in shares)	20.1
Balance at Jan. 31, 2019	$ 0.2	345.0			(4.5)	340.7
Balance (shares) at Jan. 31, 2019	22.6
Restricted stock, net of forfeitures		4.4				4.4
Issuance of shares as a component of acquisition price		12.1				12.1
Issuance of shares as a component of acquisition price (in shares)	0.5
Issuance of shares as a component of acquisition price		36.4				36.4
Escrowed shares related to Tecton acquisition			$ (1.4)			(1.4)
Net (loss) earnings					(5.0)	(5.0)
Balance at Apr. 30, 2019	$ 0.2	397.9	(1.4)		(9.5)	387.2
Balance (shares) at Apr. 30, 2019	23.1
Balance at Jan. 31, 2019	$ 0.2	345.0			(4.5)	340.7
Balance (shares) at Jan. 31, 2019	22.6
Sale of stock under employee stock purchase plan		1.8				1.8
Sale of stock under employee stock purchase plan (in shares)	0.2
Restricted stock, net of forfeitures		18.2	(1.0)			17.2
Restricted stock, net of forfeitures (in shares)	0.5
Purchase of treasury stock			(1.2)			(1.2)
Issuance of shares as a component of acquisition price		12.1				12.1
Issuance of shares as a component of acquisition price (in shares)	0.5
Issuance of shares as a component of acquisition price		3.0				3.0
Issuance of shares as a component of acquisition price (in shares)	0.4
Shares reserved as a component of Red Bone acquisition		36.4				36.4
Shares reserved as a component of Red Bone acquisition (in shares)	0.8
Escrowed shares related to Tecton acquisition			(1.4)			(1.4)
Net (loss) earnings					(96.4)	(96.4)
Balance at Jan. 31, 2020	$ 0.2	416.5	(3.6)		(100.9)	312.2
Balance (shares) at Jan. 31, 2020	25.0
Restricted stock, net of forfeitures		(0.7)				(0.7)
Purchase of treasury stock			(0.3)			(0.3)
Issuance of shares as a component of acquisition price (in shares)	0.4
Net (loss) earnings					(243.1)	(243.1)
Balance at Apr. 30, 2020	$ 0.2	$ 415.8	$ (3.9)		$ (344.0)	$ 68.1
Balance (shares) at Apr. 30, 2020	25.4